UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Dynamic VP HY Bond Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 67.6%
65,900	iShares iBoxx $ High Yield Corporate Bond Fund	$5,986,356
35,500	iShares iBoxx $ Investment Grade Corporate Bond Fund	4,107,350
441,000	SPDR Barclays Capital High Yield Bond ETF	17,362,170
	TOTAL INVESTMENT COMPANIES (Cost $26,962,675)	$27,455,876

	TOTAL INVESTMENTS (Cost $26,962,675) - 67.6%	$27,455,876
	Other Assets in Excess of Liabilities - 32.4%	13,167,987
	TOTAL NET ASSETS - 100.0%	$40,623,863

Percentages are stated as a percent of net assets.
(a) $2,290,000 of cash is pledged as collateral for swap contracts.

Dynamic VP HY Bond Fund
Long Equity Swap Contracts
March 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond Fund	126,218	$11,416,309	(0.44%)	4/13/2012	$196,386

The accompanying notes are an integral part of these financials statements.

VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Fixed Income	$27,455,876	$-	$-	$27,455,876
Other Financial Instruments*	$-	$196,386	$-	$196,386

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities for the quarter ended March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Dynamic VP HY Bond Fund

Cost of investments	$28,161,188
Gross unrealized appreciation	$592,104
Gross unrealized depreciation	$(1,297,416)
Net unrealized appreciation/(depreciation)	$(705,312)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Insurance Trust

By (Signature and Title) /s/ Daniel O’Neill
 Daniel D. O’Neill, President

Date  04/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel O’Neill
 Daniel D. O’Neill, President

Date  04/25/2012

By (Signature and Title)*/s/ Patrick Rudnick
  Patrick J. Rudnick, Principal Financial Officer

Date  04/25/2012

* Print the name and title of each signing officer under his or her signature.